Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories

Note 11. Inventories

Inventories consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Raw materials	500	670
Work in progress	597	192
Finished Goods	1,004	1,150
Total inventories	2,101	2,012